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UBS Money Market Fund

Annual Report

February 28, 2003

UBS Money Market Fund

                                                               April 15, 2003


DEAR SHAREHOLDER,

We present you with the annual report for the UBS Money Market Fund for the fiscal year ended February 28, 2003.

AN INTERVIEW WITH PORTFOLIO MANAGER SUSAN RYAN

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. The economic news was inconsistent at best. Second quarter 2002 gross domestic product (GDP) came in at a tepid 1.3%, after posting a 5.0% rate in the first quarter. Ongoing threats of terrorism, turmoil in the Middle East, falling corporate spending, a weak stock market, and corporate accounting scandals all took their toll.

   The news improved during the third quarter, as GDP rose to 4.0%. However, during the last three months of 2002, GDP fell to 1.4%. By the time the review period wound down in February, little about this economic picture had changed. It was clear that the ongoing threat of terrorism, the specter of a war with Iraq, saber rattling in North Korea and corporate accounting scandals were weighing heavily on the forces that drive economic growth.

Q. WHAT ACTION DID THE FEDERAL RESERVE BOARD (THE "FED") TAKE IN REACTION TO THE WEAKENING ECONOMY?

A. In November 2002, the Fed acknowledged that the economy appeared to have hit a "soft spot." Thus, after 10 months of inaction, the Fed moved to lower the federal funds rate one half of a percentage point to 1.25%--a 41-year low. The Fed kept this rate unchanged at subsequent meetings in December and January.

Q. HOW DID THE FUND PERFORM IN THIS TURBULENT ENVIRONMENT?

A. During the period, the yields available through money market instruments were extremely low. At the end of the reporting period on February 28, 2003, the seven-day current yield on the Fund's Class A shares was 0.56%, down from 0.72% at the end of its fiscal year ended February 28, 2002. In this environment, the Fund employed a "barbell" strategy that entailed purchasing securities at both ends of the maturity spectrum. The Fund's longer-term securities--which have maturities up to one year in duration--were used to lock in higher yields as interest rates fell. At the same time, shorter-term securities--typically less than a month in duration--provided liquidity.



UBS MONEY MARKET FUND


INVESTMENT GOAL:

Maximum current income consistent with liquidity and conservation of capital.


PORTFOLIO MANAGER:

Susan P. Ryan
UBS Global Asset Management (US) Inc.


COMMENCEMENT:

July 1, 1991 (Class A) September 26, 1986 (Class B) July 14, 1992 (Class C)


DIVIDEND PAYMENTS:

Monthly



--------------------------------------------------------------------------------
                                                                               1

UBS Money Market Fund


   In addition, the combination of an uncertain economy, a proliferation of corporate accounting scandals and high-profile bankruptcies led to extremely volatile corporate credit markets over the period. We were able to avoid the problems plaguing these markets by focusing on Treasury and Agency securities that offered the highest credit quality and liquidity.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY, AND HOW DO YOU ANTICIPATE STRUCTURING THE PORTFOLIO GOING FORWARD?

A. Looking ahead, we are skeptical about the strength of an economic recovery. In December 2002, manufacturing activity increased; however, the holiday shopping season was weak and unemployment continued to be high. In early January 2003, President Bush proposed an economic stimulus package that presented a wide range of tax cuts. However, we have yet to see how these proposals will play out in Congress. In addition, the geopolitical "cloud" hanging over the economy casts a wide shadow, and presents an added challenge to economic recovery.

   With regard to the Fund's investment strategy, credit quality and liquidity remain of paramount importance to us. As such, we intend to continue to allocate a large portion of the portfolio to Treasuries and Agencies. We also anticipate maintaining the use of our barbell strategy.

As always, our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support, and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor or visit us at www.ubs.com.


Sincerely,


/s/ Brian M. Storms                        /s/ Susan P. Ryan

Brian M. Storms                            Susan P. Ryan
PRESIDENT                                  PORTFOLIO MANAGER
UBS Money Market Fund                      UBS Money Market Fund
PRESIDENT AND CHIEF EXECUTIVE OFFICER      EXECUTIVE DIRECTOR
UBS Global Asset Management (US) Inc.      UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended February 28, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.


* Mutual funds are sold by prospectus only. The prospectus for the Fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.



--------------------------------------------------------------------------------
2

UBS Money Market Fund



PORTFOLIO REVIEW

7-DAY CURRENT YIELD*                2/28/03           8/31/02          2/28/02
--------------------------------------------------------------------------------
Class A Shares                       0.56%             0.65%            0.72%
--------------------------------------------------------------------------------
Class B Shares                       0.10              0.16             0.10
--------------------------------------------------------------------------------
Class C Shares                       0.32              0.17             0.10
--------------------------------------------------------------------------------

PORTFOLIO STATISTICS

CHARACTERISTICS                     2/28/03           8/31/02          2/28/02
--------------------------------------------------------------------------------
Weighted Average Maturity**         24 days           32 days          40 days
--------------------------------------------------------------------------------
Average Credit Quality            First Tier        First Tier       First Tier
--------------------------------------------------------------------------------
Net Assets (mm)                     $75.5             $71.9            $63.9
--------------------------------------------------------------------------------


SECTOR ALLOCATION***                2/28/03           8/31/02          2/28/02
--------------------------------------------------------------------------------
U.S. Government & Agency             70.8%             62.3%            82.8%
--------------------------------------------------------------------------------
Commercial Paper                     23.9              27.0             10.7
--------------------------------------------------------------------------------
Money Market Funds                    6.3               6.4              7.2
--------------------------------------------------------------------------------
Repurchase Agreement                  0.0               4.8              0.1
--------------------------------------------------------------------------------
Liabilities in Excess of
  Other Assets                       -1.0              -0.5             -0.8
--------------------------------------------------------------------------------
Total                               100.0%            100.0%           100.0%
--------------------------------------------------------------------------------

* Yields will fluctuate and reflect fee waivers. Performance data quoted represent past performance. Past performance does not guarantee future results.

** The Fund is actively managed and its weighted average maturity will differ over time.

*** Weightings represent percentages of net assets as of the dates indicated.
    The Fund's portfolio is actively managed, and its composition will vary over time.




--------------------------------------------------------------------------------
                                                                               3

UBS Money Market Fund

Statement of Net Assets -- February 28, 2003



 PRINCIPAL
  AMOUNT                                     MATURITY    INTEREST
   (000)                                       DATES       RATES        VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS@--70.76%
--------------------------------------------------------------------------------
  $11,000  U.S. Treasury Bills                03/27/03 to  1.185% to $10,976,763
                                              06/12/03     1.240
--------------------------------------------------------------------------------
    6,500  Federal Farm Credit Bank           03/12/03     1.250       6,497,517
--------------------------------------------------------------------------------
   18,277  Federal Home Loan Bank             03/03/03 to  1.220 to   18,272,589
                                              04/02/03     1.300
--------------------------------------------------------------------------------
    2,450  Federal Home Loan Mortgage Corp.   03/04/03     1.260       2,449,743
--------------------------------------------------------------------------------
   14,115  Federal National Mortgage
             Association                      03/12/03 to  1.230 to   14,095,656
                                              05/14/03     1.250
--------------------------------------------------------------------------------
    1,100  Student Loan Marketing Association 03/18/03     1.240       1,099,356
--------------------------------------------------------------------------------
Total U.S. Government & Agency Obligations
  (cost--$53,391,624)                                                 53,391,624
--------------------------------------------------------------------------------

COMMERCIAL PAPER@--23.86%
--------------------------------------------------------------------------------
   ASSET BACKED-BANKING--2.65%
    2,000  Atlantis One Funding Corp.         04/11/03     1.280       1,997,084
--------------------------------------------------------------------------------
   ASSET BACKED-MISCELLANEOUS--5.65%
    1,500  Asset Securitization Cooperative
             Corp.                            03/03/03     1.270       1,499,894
--------------------------------------------------------------------------------
    1,264  Enterprise Funding Corp.           03/13/03     1.260       1,263,469
--------------------------------------------------------------------------------
    1,500  Giro Funding U.S. Corp.            03/06/03     1.270       1,499,736
--------------------------------------------------------------------------------
                                                                       4,263,099
--------------------------------------------------------------------------------
   BANKING-DOMESTIC--10.26%
    1,400  CBA (Delaware) Finance, Inc.       03/20/03     1.255       1,399,073
--------------------------------------------------------------------------------
    1,500  Credit Lyonnais North America,
             Inc.                             03/10/03     1.270       1,499,524
--------------------------------------------------------------------------------
    1,348  Fortis Funding LLC                 03/04/03     1.260       1,347,858
--------------------------------------------------------------------------------
    2,000  KFW International Finance, Inc.    03/11/03     1.250       1,999,305
--------------------------------------------------------------------------------
    1,500  Stadshypotek Delaware, Inc.        03/03/03     1.240       1,499,897
--------------------------------------------------------------------------------
                                                                       7,745,657
--------------------------------------------------------------------------------
   BANKING-FOREIGN--5.30%
    2,000  HBOS Treasury Services PLC         03/10/03     1.250       1,999,375
--------------------------------------------------------------------------------
    2,000  Nationwide Building Society        03/28/03     1.280       1,998,080
--------------------------------------------------------------------------------
                                                                       3,997,455
--------------------------------------------------------------------------------
Total Commercial Paper (cost--$18,003,295)                            18,003,295
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
4

UBS Money Market Fund

Statement of Net Assets -- February 28, 2003


 NUMBER OF
  SHARES                                     MATURITY   INTEREST
   (000)                                       DATES      RATES        VALUE
--------------------------------------------------------------------------------

MONEY MARKET FUNDS+--6.34%
--------------------------------------------------------------------------------
    2,302  AIM Liquid Assets Portfolio        03/03/03    1.280%    $ 2,301,755
--------------------------------------------------------------------------------
      368  AIM Prime Money Market Portfolio   03/03/03    1.190         367,810
--------------------------------------------------------------------------------
    2,109  BlackRock Provident Institutional
             TempFund                         03/03/03    1.191       2,108,655
--------------------------------------------------------------------------------
Total Money Market Funds (cost--$4,778,220)                           4,778,220
--------------------------------------------------------------------------------
Total Investments (cost--$76,173,139 which
  approximates cost for federal income tax
  purposes)--100.96%                                                 76,173,139
--------------------------------------------------------------------------------
Liabilities in excess of other assets--(0.96)%                         (721,273)
--------------------------------------------------------------------------------
Net Assets (applicable to 27,177,008,
  36,953,518 and 11,318,985 shares of Class
  A, Class B and Class C, respectively, each
  equivalent to $1.00 per share)--100.00%                           $75,451,866
--------------------------------------------------------------------------------

@ Interest rates shown are the discount rates at date of purchase. + Interest rates shown reflect yield at February 28, 2003.


                      Weighted average maturity -- 24 days






                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
                                                                               5

UBS Money Market Fund

Statement of Operations



                                                                    For the
                                                                  Year Ended
                                                                  February 28,
                                                                     2003
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                           $1,123,066
--------------------------------------------------------------------------------
EXPENSES:
  Investment advisory and administration fees                         338,204
--------------------------------------------------------------------------------
  Service fees-Class A                                                 64,364
--------------------------------------------------------------------------------
  Service and distribution fees-Class B                               224,856
--------------------------------------------------------------------------------
  Service and distribution fees-Class C                                89,358
--------------------------------------------------------------------------------
  Professional fees                                                    75,324
--------------------------------------------------------------------------------
  Transfer agency and related services fees                            73,069
--------------------------------------------------------------------------------
  State registration fees                                              58,797
--------------------------------------------------------------------------------
  Reports and notices to shareholders                                  46,225
--------------------------------------------------------------------------------
  Insurance expense                                                    14,855
--------------------------------------------------------------------------------
  Custody and accounting                                                7,764
--------------------------------------------------------------------------------
  Directors' fees                                                       3,957
--------------------------------------------------------------------------------
  Other expenses                                                       24,558
--------------------------------------------------------------------------------
                                                                    1,021,331
--------------------------------------------------------------------------------
Less: Fee waiver from investment advisor                             (131,948)
--------------------------------------------------------------------------------
Net expenses                                                          889,383
--------------------------------------------------------------------------------
Net investment income                                              $  233,683
--------------------------------------------------------------------------------







                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
6

UBS Money Market Fund

Statement of Changes in Net Assets



                                                       For the Years Ended
                                                          February 28,
                                                  -----------------------------
                                                      2003            2002
-------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income                             $   233,683    $  1,591,117
-------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:

Net investment income--Class A                       (169,398)       (830,105)
-------------------------------------------------------------------------------
Net investment income--Class B                        (45,677)       (502,612)
-------------------------------------------------------------------------------
Net investment income--Class C                        (18,608)       (258,400)
-------------------------------------------------------------------------------
                                                     (233,683)     (1,591,117)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  capital share transactions                       11,568,194     (12,162,006)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets              11,568,194     (12,162,006)
-------------------------------------------------------------------------------
NET ASSETS:

Beginning of year                                  63,883,672      76,045,678
-------------------------------------------------------------------------------
End of year                                       $75,451,866    $ 63,883,672
-------------------------------------------------------------------------------











                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
                                                                               7

UBS Money Market Fund

Notes to Financial Statements



ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Master Series, Inc. ("Master Series") was incorporated in Maryland on October 29, 1985 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified series investment company which currently offers one series of shares: UBS Money Market Fund (the "Fund").

The Fund currently offers Class A, Class B and Class C shares. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structure, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance which varies depending upon the amount invested. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan. All classes of shares may be obtained only through an exchange of shares of the corresponding class of other funds for which UBS Global Asset Management (US) Inc. ("UBS Global AM") or certain of its affiliates serve as principal underwriter. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value, unless the Fund's board of directors (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repur-



--------------------------------------------------------------------------------
8

UBS Money Market Fund

Notes to Financial Statements


chase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the retention or disposition of the collateral. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

NET INVESTMENT INCOME AND INVESTMENT TRANSACTIONS--Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets. At February 28, 2003, the Fund owed UBS Global AM $29,057 for investment advisory and administration fees.

For the year ended February 28, 2003, UBS Global AM voluntarily waived $131,948 of its investment advisory and administration fees. At February 28, 2003, UBS Global AM owed the Fund $27,441 for fee waivers.




--------------------------------------------------------------------------------
                                                                               9

UBS Money Market Fund

Notes to Financial Statements


SERVICE AND DISTRIBUTION PLANS

UBS Global AM is the principal underwriter of the Fund's shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays UBS Global AM monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distribution fees at an annual rate of 0.50% of the average daily net assets of Class B and Class C shares. At February 28, 2003, the Fund owed UBS Global AM $32,711 in service and distribution fees.

UBS Global AM also receives the proceeds of the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. UBS Global AM has informed the Fund that for the year ended February 28, 2003, it earned $198,094 in sales charges.

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), an indirect wholly owned subsidiary of UBS AG, provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund. For the year ended February 28, 2003, UBS PaineWebber received approximately 48% of the total transfer agency and related services fees collected by PFPC from the Fund.

OTHER LIABILITIES

At February 28, 2003, the amounts payable for Fund shares repurchased, dividends payable and other accrued expenses, excluding investment advisory and administration fees and service and distribution fees, were $662,140, $1,335, and $66,318, respectively.

MONEY MARKET FUND INSURANCE BONDS

At February 28, 2003, the Fund had insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of the Fund for First Tier Securities, determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bonds, the Fund would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the insurance bonds were intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there was no guar-

----------
* UBS PaineWebber is a service mark of UBS AG.




--------------------------------------------------------------------------------
10

UBS Money Market Fund

Notes to Financial Statements


antee that the insurance bonds would have done so. For the year ended February 28, 2003, the Fund did not use these insurance bonds.

FEDERAL TAX STATUS

The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

At February 28, 2003, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders by the UBS Money Market Fund during the fiscal years ended February 28, 2003 and February 28, 2002 was ordinary income.

CAPITAL STOCK

There are 10 billion shares of $0.001 par value common stock authorized for Master Series, of which 1 billion are allocated to the Fund as follows: 330 million shares of each of Class A and Class B common stock and 340 million shares of Class C common stock. Transactions in shares of common stock, at $1.00 per share, were as follows:

                                      Class A                   Class B
                             ---------------------------------------------------
                                 For the Years Ended      For the Years Ended
                                     February 28,             February 28,
                             ---------------------------------------------------
                                 2003         2002         2003         2002
--------------------------------------------------------------------------------
Shares sold                  43,040,699   422,711,639   38,438,465   39,999,987
--------------------------------------------------------------------------------
Shares repurchased          (45,127,146) (437,411,895) (23,602,417) (37,886,281)
--------------------------------------------------------------------------------
Shares converted from
  Class B to Class A          2,437,851     2,294,609   (2,437,851)  (2,294,609)
--------------------------------------------------------------------------------
Dividends reinvested            158,005       548,654       42,152      457,444
--------------------------------------------------------------------------------
Net increase (decrease)
  in shares outstanding         509,409   (11,856,993)  12,440,349      276,541
--------------------------------------------------------------------------------

                                      Class C
                             -------------------------
                                For the Years Ended
                                   February 28,
                             -------------------------
                                 2003         2002
------------------------------------------------------
Shares sold                  15,329,996    83,213,266
------------------------------------------------------
Shares repurchased          (16,728,548)  (84,017,148)
------------------------------------------------------
Dividends reinvested             16,988       222,328
------------------------------------------------------
Net  decrease
  in shares outstanding      (1,381,564)     (581,554)
------------------------------------------------------




--------------------------------------------------------------------------------
                                                                              11

UBS Money Market Fund

Financial Highlights


Selected data for a share of capital stock outstanding throughout each year is presented below:

                                                         Class A
                                  ----------------------------------------------------
                                          For the Years Ended February 28 or 29,
                                  ----------------------------------------------------
                                    2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR               $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------
Net investment income               0.007      0.023      0.053      0.042      0.042
--------------------------------------------------------------------------------------
Dividends from net
  investment income                (0.007)    (0.023)    (0.053)    (0.042)    (0.042)
--------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF YEAR                     $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)           0.66%      2.36%      5.45%      4.32%      4.32%
--------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets,
  end of year (000's)             $27,185    $26,676    $38,533    $24,236    $60,267
--------------------------------------------------------------------------------------
Expenses to average
  net assets, net of fee
  waiver from advisor                1.01%      1.05%      1.07%      1.04%      1.17%
--------------------------------------------------------------------------------------
Expenses to average
  net assets, before
  fee waiver from advisor            1.21%      1.06%      1.07%      1.04%      1.17%
--------------------------------------------------------------------------------------
Net investment income
  to average net assets,
  net of fee waiver from advisor     0.66%      2.37%      5.35%      4.31%      4.29%
--------------------------------------------------------------------------------------
Net investment income (loss)
  to average net assets,
  before fee waiver from advisor     0.46%      2.36%      5.35%      4.31%      4.29%
--------------------------------------------------------------------------------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges; results for each class would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.




--------------------------------------------------------------------------------
12

UBS Money Market Fund

Financial Highlights

                         Class B
-------------------------------------------------------
           For the Years Ended February 28 or 29,
-------------------------------------------------------
     2003       2002       2001       2000       1999
-------------------------------------------------------


   $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
-------------------------------------------------------
     0.002      0.018      0.048      0.037      0.037
-------------------------------------------------------

    (0.002)    (0.018)    (0.048)    (0.037)    (0.037)
-------------------------------------------------------

   $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
-------------------------------------------------------
      0.16%      1.84%      4.94%      3.80%      3.79%
-------------------------------------------------------



   $36,948    $24,508    $24,231    $57,003    $18,782
-------------------------------------------------------


      1.49%      1.56%      1.55%      1.50%      1.73%
-------------------------------------------------------


      1.69%      1.58%      1.55%      1.50%      1.73%
-------------------------------------------------------


      0.15%      1.82%      4.84%      3.91%      3.75%
-------------------------------------------------------


     (0.05)%     1.80%      4.84%      3.91%      3.75%
-------------------------------------------------------






--------------------------------------------------------------------------------
                                                                              13

UBS MoneyMarket Fund

Financial Highlights


Selected data for a share of capital stock outstanding throughout each year is presented below:

                                                         Class C
                                 -----------------------------------------------------
                                        For the Years Ended February 28 or 29,
                                 -----------------------------------------------------
                                    2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR               $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------
Net investment income               0.002      0.018      0.048      0.037      0.037
--------------------------------------------------------------------------------------
Dividends from net
  investment income                (0.002)    (0.018)    (0.048)    (0.037)    (0.037)
--------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF YEAR                     $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)           0.15%      1.85%      4.95%      3.81%      3.81%
--------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets,
  end of year (000's)             $11,319    $12,700    $13,282    $13,418    $12,962
--------------------------------------------------------------------------------------
Expenses to average
  net assets, net of fee
  waiver from advisor                1.52%      1.55%      1.55%      1.53%      1.70%
--------------------------------------------------------------------------------------
Expenses to average
  net assets, before
  fee waiver from advisor            1.71%      1.57%      1.55%      1.53%      1.70%
--------------------------------------------------------------------------------------
Net investment income
  to average net assets,
  net of fee waiver from advisor     0.15%      1.86%      4.88%      3.79%      3.80%
--------------------------------------------------------------------------------------
Net investment income (loss)
  to average net assets,
  before fee waiver from advisor    (0.04)%     1.84%      4.88%      3.79%      3.80%
--------------------------------------------------------------------------------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.




--------------------------------------------------------------------------------
14

UBS Money Market Fund

Report of Ernst & Young LLP, Independent Auditors


To the Board of Directors and Shareholders of UBS Money Market Fund

We have audited the accompanying statement of net assets of the UBS Money Market Fund (the "Fund"), as of February 28, 2003, and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended February 28, 2001, were audited by other auditors whose report dated April 17, 2001, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, and audited by us, present fairly, in all material respects, the financial position of the UBS Money Market Fund at February 28, 2003, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                          /s/ Ernst & Young LLP

New York, New York
April 8, 2003




--------------------------------------------------------------------------------
                                                                              15

UBS Money Market Fund

Supplemental Information (unaudited)



BOARD OF DIRECTORS & OFFICERS

The Fund is governed by a Board of Directors which oversees the Fund's operations. Each Director serves an indefinite term of office. Officers are appointed by the Directors and serve at the pleasure of the Board. The table below shows, for each Director and Officer, his or her name, address and age, the position held with the Fund, the length of time served as a Director or Officer of the Fund, the Director's or Officer's principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the Director or for which a person served as an Officer, and other directorships held by the Director.

The Fund's Statement of Additional Information contains additional information about the Directors and is available, without charge, upon request by calling 1-800-647-1568.

INTERESTED DIRECTORS

                                            Term of
                                          Office+ and
                            Position(s)    Length of
    Name, Address,           Held with       Time           Principal Occupation(s)
        and Age                Fund         Served           During Past 5 Years
--------------------------------------------------------------------------------------------
Margo N. Alexander*++;      Director      Since 1996   Mrs. Alexander is retired. She was
56                                                     an executive vice president of
                                                       UBS PaineWebber (March 1984 to
                                                       December 2002). She was chief
                                                       executive officer of UBS Global AM
                                                       from January 1995 to October
                                                       2000, a director (from January
                                                       1995 to September 2001) and
                                                       chairman (from March 1999 to
                                                       September 2001).

E. Garrett Bewkes, Jr.*++;  Director and  Since 1986   Mr. Bewkes serves as a consultant
76                            Chairman                 to UBS PaineWebber (since May 1999).
                              of the                   Prior to November 2000, he was a
                             Board of                  director of Paine Webber Group Inc.
                            Directors                  ("PW Group," formerly the holding
                                                       company of UBS PaineWebber and
                                                       UBS Global AM), and prior to
                                                       1996, he was a consultant to PW
                                                       Group. Prior to 1988, he was
                                                       chairman of the board, president
                                                       and chief executive officer of
                                                       American Bakeries Company.




--------------------------------------------------------------------------------
16

UBS Money Market Fund

Supplemental Information (unaudited)



            Number of
    Portfolios in Fund Complex                     Other Directorships
      Overseen by Director                           Held by Director
--------------------------------------------------------------------------------
Mrs. Alexander is a director or trustee        None
of 19 investment companies (consisting
of 40 portfolios) for which UBS Global
AM or one of its affiliates serves as
investment advisor, sub-advisor or manager.






Mr. Bewkes is a director or trustee of         Mr. Bewkes is also a
33 investment companies (consisting of         director of Interstate
54 portfolios) for which UBS Global AM         Bakeries Corporation.
or one of its affiliates serves as
investment advisor, sub-advisor or manager.







--------------------------------------------------------------------------------
                                                                              17

UBS Money Market Fund

Supplemental Information (unaudited)


INDEPENDENT DIRECTORS

                                            Term of
                                          Office+ and
                            Position(s)    Length of
    Name, Address,           Held with       Time           Principal Occupation(s)
        and Age                Fund         Served           During Past 5 Years
--------------------------------------------------------------------------------------------
Richard Q. Armstrong; 67    Director      Since 1996   Mr. Armstrong is chairman and
R.Q.A. Enterprises                                     principal of R.Q.A. Enterprises
One Old Church Road                                    (management consulting firm) (since
Unit # 6                                               April 1991 and principal occupation
Greenwich, CT 06830                                    since March 1995). Mr. Armstrong
                                                       was chairman of the board, chief
                                                       executive officer and co-owner of
                                                       Adirondack Beverages (producer
                                                       and distributor of soft drinks
                                                       and sparkling/still waters) (from
                                                       October 1993 to March 1995). He
                                                       was a partner of The New England
                                                       Consulting Group (management
                                                       consulting firm) (from December
                                                       1992 to September 1993). He was
                                                       managing director of LVMH U.S.
                                                       Corporation (U.S. subsidiary of
                                                       the French luxury goods
                                                       conglomerate, Louis Vuitton Moet
                                                       Hennessey Corporation) (from 1987
                                                       to 1991) and chairman of its wine
                                                       and spirits subsidiary,
                                                       Schieffelin & Somerset Company
                                                       (from 1987 to 1991).

David J. Beaubien; 68       Director      Since 2001   Mr. Beaubien is chairman of Yankee
101 Industrial Road                                    Environmental Systems, Inc., a
Turners Falls, MA 01376                                manufacturer of meteorological
                                                       measuring systems. Prior to January
                                                       1991, he was senior vice president
                                                       of EG&G, Inc., a company which
                                                       makes and provides a variety of
                                                       scientific and technically oriented
                                                       products and services. From 1985 to
                                                       January 1995, Mr. Beaubien served as
                                                       a director or trustee on the boards of
                                                       the Kidder, Peabody & Co.
                                                       Incorporated mutual funds.


--------------------------------------------------------------------------------
18

UBS Money Market Fund

Supplemental Information (unaudited)



            Number of
    Portfolios in Fund Complex                     Other Directorships
      Overseen by Director                           Held by Director
--------------------------------------------------------------------------------
Mr. Armstrong is a director or trustee of    Mr. Armstrong is also a director of
19 investment companies (consisting of       AlFresh Beverages Canada, Inc. (a
40 portfolios) for which UBS Global AM       Canadian beverage subsidiary of
or one of its affiliates serves as           AlFresh Foods Inc.) (since October
investment advisor, sub-advisor or            2000).
manager.



















Mr. Beaubien is a director or trustee of     Mr. Beaubien is also a director of
19 investment companies (consisting of       IEC Electronics, Inc., a
40 portfolios) for which UBS Global AM       manufacturer of electronic
or one of its affiliates serves as           assemblies.
investment advisor, sub-advisor or
manager.






--------------------------------------------------------------------------------
                                                                              19

UBS Money Market Fund

Supplemental Information (unaudited)


INDEPENDENT DIRECTORS (CONTINUED)

                                            Term of
                                          Office+ and
                            Position(s)    Length of
    Name, Address,           Held with       Time           Principal Occupation(s)
        and Age                Fund         Served           During Past 5 Years
--------------------------------------------------------------------------------------------
Richard R. Burt; 56         Director      Since 1996   Mr. Burt is chairman of Diligence LLC
1275 Pennsylvania Ave., N.W.                           (international information and security
Washington, D.C. 20004                                 firm) and IEP Advisors (international
                                                       investments and consulting firm). He
                                                       was the chief negotiator in the
                                                       Strategic Arms Reduction Talks with
                                                       the former Soviet Union (from 1989 to
                                                       1991) and the U.S. Ambassador to the
                                                       Federal Republic of Germany
                                                       (from 1985 to 1989). From 1991 to
                                                       1994, he served as a partner of
                                                       McKinsey & Company (management
                                                       consulting firm).

Meyer Feldberg; 61          Director      Since 1990   Mr. Feldberg is Dean and Professor of
Columbia University                                    Management of the Graduate School
101 Uris Hall                                          of Business, Columbia University. Prior
New York, New York                                     to 1989, he was president of the
10027                                                  Illinois Institute of Technology.



George W. Gowen; 73         Director      Since 1986   Mr. Gowen is a partner in
666 Third Avenue                                       the law firm of Dunnington,
New York, New York                                     Bartholow & Miller. Prior
10017                                                  to May 1994, he was a
                                                       partner in the law firm of
                                                       Fryer, Ross & Gowen.

William W. Hewitt, Jr.**; 74  Director    Since 2001   Mr. Hewitt is retired. From 1990 to
c/o UBS Global Asset                                   January 1995, Mr. Hewitt served as a
Management (US) Inc.                                   director or trustee on the boards of
51 West 52nd Street                                    the Kidder, Peabody & Co. Incorporated
New York, New York                                     mutual funds. From 1986 to 1988, he
10019-6114                                             was an executive vice president and
                                                       director of mutual funds,
                                                       insurance and trust services of
                                                       Shearson Lehman Brothers Inc.
                                                       From 1976 to 1986, he was
                                                       president of Merrill Lynch Funds
                                                       Distributor, Inc.




--------------------------------------------------------------------------------
20

UBS Money Market Fund

Supplemental Information (unaudited)



            Number of
    Portfolios in Fund Complex                     Other Directorships
      Overseen by Director                           Held by Director
--------------------------------------------------------------------------------
Mr. Burt is a director or trustee of 19   Mr. Burt is also a director of
investment companies (consisting of 40    Hollinger International Company
portfolios) for which UBS Global AM       (publishing), HCL Technologies, Ltd.,
or one of its affiliates serves as        The Central European Fund, Inc.,
investment advisor, sub-advisor or        The Germany Fund, Inc., IGT, Inc.
manager.                                  (provides technology to gaming and
                                          wagering industry) and chairman of
                                          Weirton Steel Corp. (makes and
                                          finishes steel products). He is also a
                                          director or trustee of funds in the
                                          Scudder Mutual Funds Family
                                          (consisting of 47 portfolios).


Dean Feldberg is a director or trustee    Dean Feldberg is also a director of
of 33 investment companies (consisting    Primedia Inc. (publishing), Federated
of 54 portfolios) for which UBS Global    Department Stores, Inc. (operator of
AM, UBS PaineWebber or one of their       department stores), Revlon, Inc.
affiliates serves as investment advisor,  (cosmetics), Select Medical Inc.
sub-advisor or manager.                   (healthcare services) and SAPPI, Ltd.
                                          (producer of paper).

Mr. Gowen is a director or trustee of 33 None investment companies (consisting of 54 portfolios) for which UBS Global AM, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Mr. Hewitt is a director or trustee of    Mr. Hewitt is also a director or
19 investment companies (consisting of    trustee of the Guardian Life Insurance
40 portfolios) for which UBS Global AM,   Company Mutual Funds (consisting
UBS PaineWebber or one of their           of 19 portfolios).
affiliates serves as investment advisor, sub-advisor or manager.






--------------------------------------------------------------------------------
                                                                              21

UBS Money Market Fund

Supplemental Information (unaudited)


INDEPENDENT DIRECTORS (CONTINUED)

                                            Term of
                                          Office+ and
                            Position(s)    Length of
    Name, Address,           Held with       Time           Principal Occupation(s)
        and Age                Fund         Served           During Past 5 Years
--------------------------------------------------------------------------------------------
Morton L. Janklow; 72       Director      Since 2001   Mr. Janklow is senior partner of
445 Park Avenue                                        Janklow & Nesbit Associates, an
New York, New York 10022                               international literary agency
                                                       representing leading authors in their
                                                       relationships with publishers and
                                                       motion picture, television and
                                                       multi-media companies, and of
                                                       counsel to the law firm of Janklow &
                                                       Ashley.

Frederic V. Malek; 66       Director      Since 1987   Mr. Malek is chairman of Thayer
1455 Pennsylvania                                      Capital Partners (merchant bank) and
Avenue, N.W.                                           chairman of Thayer Hotel Investors III,
Suite 350                                              Thayer Hotel Investors II and Lodging
Washington, D.C. 20004                                 Opportunities Fund (hotel investment
                                                       partnerships). From January 1992 to
                                                       November 1992, he was campaign
                                                       manager of Bush-Quayle `92. From
                                                       1990 to 1992, he was vice chairman
                                                       and, from 1989 to 1990, he was
                                                       president of Northwest Airlines Inc.
                                                       and NWA Inc. (holding company of
                                                       Northwest Airlines Inc.). Prior to
                                                       1989, he was employed by the Marriott
                                                       Corporation (hotels, restaurants,
                                                       airline catering and contract feeding),
                                                       where he most recently was an executive
                                                       vice president and president of
                                                       Marriott Hotels and Resorts.



Carl W. Schafer; 67         Director      Since 1996   Mr. Schafer is president of the Atlantic
66 Witherspoon Street                                  Foundation (charitable foundation).
#1100                                                  Prior to January 1993, he was chairman
Princeton, NJ 08542                                    of the Investment Advisory Committee
                                                       of the Howard Hughes Medical
                                                       Institute.




--------------------------------------------------------------------------------
22

UBS Money Market Fund

Supplemental Information (unaudited)



            Number of
    Portfolios in Fund Complex                     Other Directorships
      Overseen by Director                           Held by Director
--------------------------------------------------------------------------------
Mr. Janklow is a director or trustee of   None
19 investment companies (consisting of
40 portfolios) for which UBS Global AM
or one of its affiliates serves as
investment advisor, sub-advisor or
manager.




Mr. Malek is a director or trustee of     Mr. Malek is also a director of Aegis
19 investment companies (consisting of    Communications, Inc. (tele-services),
40 portfolios) for which UBS Global AM    American Management Systems, Inc.
or one of its affiliates serves as        (management consulting and
investment advisor, sub-advisor or        computer  related services), Automatic
manager.                                  Data Processing, Inc. (computing
                                          services), CB Richard Ellis, Inc.
                                          (real estate services), Federal
                                          National Mortgage Association, FPL
                                          Group, Inc. (electric services), Manor
                                          Care, Inc. (health care), and
                                          Northwest Airlines Inc.









Mr. Schafer is a director or trustee of   Mr. Schafer is also a director of
19 investment companies (consisting of    Labor Ready, Inc. (temporary
40 portfolios) for which UBS Global AM    employment), Roadway Corp. (trucking),
or one of its affiliates serves as        Guardian Life Insurance Company Mutual
investment advisor, sub-advisor or        Funds (consisting of 19 portfolios),
manager.                                  the Harding, Loevner Funds (consisting
                                          of four portfolios), E.I.I. Realty
                                          Securities Trust (investment company)
                                          and Frontier Oil Corporation.




--------------------------------------------------------------------------------
                                                                              23

UBS Money Market Fund

Supplemental Information (unaudited)


INDEPENDENT DIRECTORS (CONCLUDED)

                                            Term of
                                          Office+ and
                            Position(s)    Length of
    Name, Address,           Held with       Time           Principal Occupation(s)
        and Age                Fund         Served           During Past 5 Years
--------------------------------------------------------------------------------------------
William D. White; 69        Director      Since 2001   Mr. White is retired. From February
P.O. Box 199                                           1989 through March 1994, he was
Upper Black Eddy, PA                                   president of the National League of
18972                                                  Professional Baseball Clubs. Prior to
                                                       1989, he was a television sportscaster
                                                       for WPIX-TV, New York. Mr. White
                                                       served on the board of directors of
                                                       Centel from 1989 to 1993 and on the
                                                       board of directors of Jefferson Banks
                                                       Incorporated, Philadelphia, PA.













--------------------------------------------------------------------------------
24

UBS Money Market Fund

Supplemental Information (unaudited)



            Number of
    Portfolios in Fund Complex                     Other Directorships
      Overseen by Director                           Held by Director
--------------------------------------------------------------------------------
Mr. White is a director or trustee of        None
19 investment companies (consisting of
40 portfolios) for which UBS Global AM
or one of its affiliates serves as
investment advisor, sub-advisor or
manager.
















--------------------------------------------------------------------------------
                                                                              25

UBS Money Market Fund

Supplemental Information (unaudited)



OFFICERS

                                                Term of       Principal Occupation(s)
                                              Office+ and       During Past 5 Years;
                              Position(s)      Length of      Number of Portfolios in
    Name, Address,             Held with         Time          Fund Complex for which
        and Age                  Fund           Served        person serves as Officer
--------------------------------------------------------------------------------------------
Thomas Disbrow*; 37         Vice President  Since 2000     Mr. Disbrow is a director and a
                            and Assistant                  senior manager of the mutual
                            Treasurer                      fund finance department of UBS
                                                           Global AM. Prior to November
                                                           1999, he was a vice president of
                                                           Zweig/Glaser Advisers. Mr.
                                                           Disbrow is a vice president and
                                                           assistant treasurer of 19
                                                           investment companies (consisting
                                                           of 40 portfolios) for which UBS
                                                           Global AM or one of its
                                                           affiliates serves as investment
                                                           advisor, sub-advisor or manager.

Amy R. Doberman*;           Vice President   Since         2000 Ms. Doberman is a managing
41                          and Secretary                  director and general counsel of
                                                           UBS Global AM. From December
                                                           1997 through July 2000, she was
                                                           general counsel of Aeltus
                                                           Investment Management, Inc.
                                                           Prior to working at Aeltus, Ms.
                                                           Doberman was assistant chief
                                                           counsel of the SEC's Division of
                                                           Investment Management. Ms.
                                                           Doberman is vice president and
                                                           assistant secretary of UBS
                                                           Supplementary Trust and five
                                                           investment companies (consisting
                                                           of 43 portfolios) and vice
                                                           president and secretary of 19
                                                           investment companies (consisting
                                                           of 40 portfolios) for which UBS
                                                           Global AM or one of its
                                                           affiliates serves as investment
                                                           advisor, sub-advisor or manager.

David M. Goldenberg*;       Vice President   Since 2002    Mr. Goldenberg is an executive
36                          and Assistant                  director and deputy general
                              Secretary                    counsel of UBS Global AM. From
                                                           2000 to 2002 he was director,
                                                           legal affairs at Lazard Asset
                                                           Management. Mr. Goldenberg was
                                                           global director of compliance
                                                           for SSB Citi Asset Management
                                                           Group from 1998 to 2000. He was
                                                           associate general counsel at
                                                           Smith Barney Asset Management
                                                           from 1996 to 1998. Prior to
                                                           working at Smith Barney Asset
                                                           Management, Mr. Goldenberg was
                                                           branch chief and senior counsel
                                                           in the SEC's Division of
                                                           Investment Management. Mr.
                                                           Goldenberg is a vice president
                                                           and secretary of UBS
                                                           Supplementary Trust and of five



--------------------------------------------------------------------------------
26

UBS Money Market Fund

Supplemental Information (unaudited)



OFFICERS (CONTINUED)

                                                Term of       Principal Occupation(s)
                                              Office+ and       During Past 5 Years;
                              Position(s)      Length of      Number of Portfolios in
    Name, Address,             Held with         Time          Fund Complex for which
        and Age                  Fund           Served        person serves as Officer
--------------------------------------------------------------------------------------------
                                                           investment companies (consisting
                                                           of 43 portfolios) and a vice
                                                           president and assistant
                                                           secretary of 19 investment
                                                           companies (consisting of 40
                                                           portfolios) for which UBS Global
                                                           AM or one of its affiliates
                                                           serves as investment advisor,
                                                           sub-advisor or manager.

Kevin J. Mahoney*;          Vice President   Since 1999    Mr. Mahoney is a director and a
37                           and Assistant                 senior manager of the mutual
                               Treasurer                   fund finance department of UBS
                                                           Global AM. Prior to April 1999,
                                                           he was the manager of the mutual
                                                           fund internal control group of
                                                           Salomon Smith Barney. Mr.
                                                           Mahoney is a vice president and
                                                           assistant treasurer of 19
                                                           investment companies (consisting
                                                           of 40 portfolios) for which UBS
                                                           Global AM or one of its
                                                           affiliates serves as investment
                                                           advisor, sub-advisor or manager.

Michael H. Markowitz+++;    Vice President   Since 2001    Mr. Markowitz is an executive
38                                                         director, portfolio manager and
                                                           head of U.S. short duration
                                                           fixed income of UBS Global AM.
                                                           He is also an executive director
                                                           and portfolio manager of UBS
                                                           Global Asset Management
                                                           (Americas) Inc. ("UBS Global AM
                                                           (Americas)"), an affiliate of
                                                           UBS Global AM. Mr. Markowitz is
                                                           a vice president of five
                                                           investment companies (consisting
                                                           of 25 portfolios) for which UBS
                                                           Global AM or one of its
                                                           affiliates serves as investment
                                                           advisor, sub-advisor or manager.

Susan P. Ryan*; 43          Vice President   Since 1995    Ms. Ryan is an executive
                                                           director and a portfolio manager
                                                           of UBS Global AM. Ms. Ryan is a
                                                           vice president of five
                                                           investment companies (consisting
                                                           of 13 portfolios) for which UBS
                                                           Global AM or one of its
                                                           affiliates serves as investment
                                                           advisor, sub-advisor or manager.




--------------------------------------------------------------------------------
                                                                              27

UBS Money Market Fund

Supplemental Information (unaudited)



OFFICERS (CONTINUED)

                                                Term of       Principal Occupation(s)
                                              Office+ and       During Past 5 Years;
                              Position(s)      Length of      Number of Portfolios in
    Name, Address,             Held with         Time          Fund Complex for which
        and Age                  Fund           Served        person serves as Officer
--------------------------------------------------------------------------------------------
Paul H. Schubert*; 40       Vice President   Since 1995    Mr. Schubert is an executive
                            and Treasurer                  director and head of the mutual
                                                           fund finance department of UBS
                                                           Global AM. Mr. Schubert is
                                                           treasurer and principal
                                                           accounting officer of UBS
                                                           Supplementary Trust and of three
                                                           investment companies (consisting
                                                           of 40 portfolios), a vice
                                                           president and treasurer of 20
                                                           investment companies (consisting
                                                           of 41 portfolios), treasurer and
                                                           chief financial officer of one
                                                           investment company (consisting
                                                           of two portfolios) for which UBS
                                                           Global AM or one of its
                                                           affiliates serves as investment
                                                           advisor, sub-advisor or manager.

Brian M. Storms*; 48        President        Since 2000    Mr. Storms is chief executive
                                                           officer (since July 2002),
                                                           director and president of UBS
                                                           Global AM (since March 1999). He
                                                           is also chief executive officer
                                                           (since July 2002), a member of
                                                           the board of directors and
                                                           president of UBS Global AM
                                                           (Americas) and UBS Global Asset
                                                           Management (New York) Inc. ("UBS
                                                           Global AM (New York)") (since
                                                           October 2001). Mr. Storms was
                                                           chief executive officer of UBS
                                                           Global AM from October 2000 to
                                                           September 2001 and chief
                                                           operating officer (2001-2002).
                                                           He was chief operating officer
                                                           of UBS Global AM (Americas) and
                                                           UBS Global AM (New York) from
                                                           September 2001 to July 2002. He
                                                           was a director or trustee of
                                                           several investment companies in
                                                           the UBS Family of Funds
                                                           (1999-2001). He was president of
                                                           Prudential Investments
                                                           (1996-1999). Prior to joining
                                                           Prudential Investments he was a
                                                           managing director at Fidelity
                                                           Investments. Mr. Storms is
                                                           president and trustee of UBS
                                                           Supplementary Trust and of three
                                                           investment companies (consisting
                                                           of 40 portfolios) and president
                                                           of 19 investment companies
                                                           (consisting of 40 portfolios)
                                                           and trustee and chairman of one
                                                           investment company (consisting
                                                           of two portfolios) for which UBS
                                                           Global AM or one of its
                                                           affiliates serves as investment
                                                           advisor, sub-advisor or manager.



--------------------------------------------------------------------------------
28

UBS Money Market Fund

Supplemental Information (unaudited)



OFFICERS (CONCLUDED)

                                                Term of       Principal Occupation(s)
                                              Office+ and       During Past 5 Years;
                              Position(s)      Length of      Number of Portfolios in
    Name, Address,             Held with         Time          Fund Complex for which
        and Age                  Fund           Served        person serves as Officer
--------------------------------------------------------------------------------------------
Keith A. Weller*; 41        Vice President   Since 1995    Mr. Weller is a director and
                            and Assistant                  senior associate general counsel
                              Secretary                    of UBS Global AM. Mr. Weller is
                                                           a vice president and assistant
                                                           secretary of 19 investment
                                                           companies (consisting of 40
                                                           portfolios) for which UBS Global
                                                           AM or one of its affiliates
                                                           serves as investment advisor,
                                                           sub-advisor or manager.









  * This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

 ** Address for mailing purposes only.

  + Each Director holds office for an indefinite term. Officers of the Fund are appointed by the Directors and serve at the pleasure of the board.

 ++ Mrs. Alexander and Mr. Bewkes are "interested persons" of the fund as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or UBS PaineWebber.

+++ This person's business address is One North Wacker Drive, Chicago, Illinois
    60606.



--------------------------------------------------------------------------------
                                                                              29

DIRECTORS

E. Garrett Bewkes, Jr.                  George W. Gowen
CHAIRMAN                                William W. Hewitt, Jr.
                                        Morton L. Janklow
Margo N. Alexander                      Frederic V. Malek
Richard Q. Armstrong                    Carl W. Schafer
David J. Beaubien                       William D. White
Richard R. Burt
Meyer Feldberg

PRINCIPAL OFFICERS

Brian M. Storms                         Susan P. Ryan
PRESIDENT                               VICE PRESIDENT

Amy R. Doberman                         Michael H. Markowitz
VICE PRESIDENT AND SECRETARY            VICE PRESIDENT

Paul H. Schubert
VICE PRESIDENT AND TREASURER



INVESTMENT ADVISOR, ADMINISTRATOR
AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114






THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.


(C) 2003 UBSGLOBAL ASSET MANAGEMENT (US) INC.
    ALL RIGHTS RESERVED.

                                                           ---------------
                                                              Presorted
                                                              Standard
[UBS LOGO]                                                  U.S. Postage
                                                                PAID
UBS GLOBAL ASSET MANAGEMENT (US) INC.                       Smithtown, NY
51 West 52nd Street                                          Permit 700
New York, NY 10019-6114                                    ---------------